Income Taxes (Details 1) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current:
Federal			$ 5,561	$ 3,493	$ 2,379
State			291	185	113
Foreign			700	528	231
Deferred:
Federal			2,211	627	379
State			9	8	30
Foreign			(1,018)	(1,227)	(987)
Valuation allowance			1,029	1,148	1,022
Total	$ 7,957	$ 7,252	$ 8,783	$ 4,762	$ 3,167